Annual Operating Expenses - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
	Dec. 30, 2024
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Operating Expenses:
Management fee	0.90%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	3.65%	[2]
Total annual operating expenses	5.05%
Fee waiver and/or expense reimbursement	3.29%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.76%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Operating Expenses:
Management fee	0.90%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	3.65%	[2]
Total annual operating expenses	5.55%
Fee waiver and/or expense reimbursement	3.29%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	2.26%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Operating Expenses:
Management fee	0.90%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	3.65%	[2]
Total annual operating expenses	4.55%
Fee waiver and/or expense reimbursement	3.29%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.26%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Operating Expenses:
Management fee	0.83%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	3.65%	[2]
Total annual operating expenses	4.48%
Fee waiver and/or expense reimbursement	3.37%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.11%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Operating Expenses:
Management fee	0.96%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	3.66%	[2]
Total annual operating expenses	4.87%
Fee waiver and/or expense reimbursement	3.36%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.51%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI Emerging Markets Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25%, 0.17%, 0.16%, 0.17%, and 0.09% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.
[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.50%, 1.75%, 2.25%, 1.25%, and 1.10% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2026 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.